Yorktown Growth Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.22%
Communications — 1.98%
M3, Inc. - ADR 24,000 $ 278,760
Nexstar Media Group, Inc. 1,600 277,520
Take-Two Interactive Software, Inc.
(a)
3,400 422,586
Trade Desk, Inc. (The), Class A
(a)
5,700 366,738
1,345,604
Consumer Discretionary — 14.37%
BorgWarner, Inc. 6,350 305,625
Boyd Gaming Corp. 5,300 367,820
Compagnie Financiere Richemont SA - ADR 25,900 426,055
Copart, Inc.
(a)
4,700 371,535
D.R. Horton, Inc. 3,600 395,352
Driven Brands Holdings, Inc.
(a)
16,000 491,200
Etsy, Inc.
(a)
3,250 328,348
Evolution AB - ADR 2,600 346,190
Evolution AB 2,600 346,109
Huazhu Group Ltd. - ADR 7,100 332,990
Kering SA - ADR 5,350 338,120
LCI Industries 4,800 542,208
Li Ning Co. Ltd. 58,700 417,645
Lithia Motors, Inc., Class A 2,100 463,869
MasterBrand, Inc.
(a)
40,650 328,046
Open House Co. Ltd. 9,100 361,352
Pool Corp. 1,410 495,361
PulteGroup, Inc. 9,100 611,065
RH
(a)
1,300 331,669
Skyline Champion Corp.
(a)
4,400 326,348
Taylor Morrison Home Corp.
(a)
7,400 318,866
THOR Industries, Inc. 3,325 262,742
Tractor Supply Co. 2,800 667,520
Vipshop Holdings Ltd. - ADR
(a)
17,500 274,750
Zalando SE - ADR
(a)
16,000 328,000
9,778,785
Consumer Staples — 2.96%
Bunge Ltd. 3,200 299,520
Five Below, Inc.
(a)
2,400 473,664
Pan Pacific International Holdings Corp. - ADR 14,300 270,413
Performance Food Group Co.
(a)
4,300 269,567
Seven & I Holdings Co., Ltd. - ADR 15,250 345,565
Simply Good Foods Co. (The)
(a)
9,800 356,426
2,015,155
Energy — 2.50%
Civitas Resources, Inc. 4,600 317,630
HF Sinclair Corp. 6,100 269,071
Ovintiv, Inc. 16,500 595,320
Texas Pacific Land Corp. 175 258,589

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Shares Fair Value
Vitesse Energy, Inc. 14,170 $ 260,728
1,701,338
Financials — 7.60%
AllianceBernstein Holding LP 7,250 253,460
Carlyle Group, Inc. (The) 10,600 321,498
Deutsche Boerse AG - ADR 31,000 589,000
Evercore Partners, Inc., Class A 2,375 270,916
Franklin Resources, Inc. 9,600 258,048
Houlihan Lokey, Inc., Class A 3,850 351,813
Jefferies Financial Group, Inc. 10,700 342,721
KKR & Co., Inc. 9,700 514,779
LPL Financial Holdings, Inc. 3,400 710,056
Raymond James Financial, Inc. 6,450 583,918
Stifel Financial Corp. 4,900 293,853
Tradeweb Markets, Inc., Class A 4,850 341,489
Worldline S.A. - ADR
(a)
15,900 345,348
5,176,899
Health Care — 12.02%
Align Technology, Inc.
(a)
1,725 561,142
BioNTech SE - ADR 2,550 291,312
Bio-Techne Corp. 4,800 383,424
Charles River Laboratories International, Inc.
(a)
1,800 342,216
Genmab A/S - ADR
(a)
16,600 680,766
Globus Medical, Inc., Class A
(a)
6,400 372,096
Hologic, Inc.
(a)
4,600 395,646
ICON PLC
(a)
2,450 472,091
Incyte Corp.
(a)
4,500 334,845
Insulet Corp.
(a)
2,150 683,786
Masimo Corp.
(a)
1,950 368,823
Medpace Holdings, Inc.
(a)
1,800 360,252
Merck KGaA - ADR 8,450 303,946
Penumbra, Inc.
(a)
1,850 525,622
QIAGEN N.V.
(a)
6,100 272,121
QuidelOrtho Corp.
(a)
5,000 449,750
Repligen Corp.
(a)
2,150 326,005
Sonova Holding AG - ADR 6,780 428,293
STAAR Surgical Co.
(a)
5,100 359,397
Takeda Pharmaceutical Co. Ltd. - ADR 16,000 265,440
8,176,973
Industrials — 16.08%
Ashtead Group PLC - ADR 1,450 333,718
Atkore, Inc.
(a)
3,800 480,054
C.H. Robinson Worldwide, Inc. 3,450 348,001
Core & Main, Inc., Class A
(a)
13,300 346,598
Disco Corp. - ADR 37,500 423,000
DSV A/S - ADR 3,850 362,631
Expeditors International of Washington, Inc. 2,600 295,984
Fluidra SA 15,600 266,962

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Shares Fair Value
Franklin Electric Co., Inc. 6,000 $ 536,820
Generac Holdings, Inc.
(a)
4,800 490,656
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR 3,400 297,432
Ingersoll Rand, Inc. 9,700 553,094
J.B. Hunt Transport Services, Inc. 1,500 262,935
Kuehne & Nagel International AG - ADR 6,200 366,618
Landstar System, Inc. 2,250 396,068
Makita Corp. - ADR 14,200 399,304
NIBE Industrier AB 28,800 321,498
Old Dominion Freight Line, Inc. 1,300 416,507
Prysmian SpA 14,400 588,218
Regal Rexnord Corp. 2,300 299,368
Rollins, Inc. 7,300 308,425
Saia, Inc.
(a)
2,540 756,336
Techtronic Industries Co. Ltd. - ADR 5,700 307,686
Teledyne Technologies, Inc.
(a)
900 372,960
TopBuild Corp.
(a)
1,300 293,124
Toro Co. (The) 3,200 333,632
U-Haul Holding Co., Class N 4,860 262,926
WESCO International, Inc.
(a)
3,600 518,400
10,938,955
Materials — 12.46%
Advanced Drainage Systems, Inc. 3,100 265,732
Albemarle Corp. 2,850 528,561
Berry Global Group, Inc. 7,950 459,589
CF Industries Holdings, Inc. 4,300 307,794
Commercial Metals Co. 8,700 406,203
Franco-Nevada Corp. 2,400 364,272
Givaudan SA - ADR 5,100 357,408
Gold Fields Ltd. - ADR 22,750 353,990
James Hardie Industries PLC - ADR 12,300 273,798
Kingspan Group PLC - ADR 4,650 321,094
Louisiana-Pacific Corp. 5,050 301,687
Mitsui & Co. Ltd. - ADR 675 423,806
Mosaic Co. (The) 6,900 295,665
Nutrien Ltd. 6,300 437,220
Rio Tinto PLC - ADR 4,900 313,551
Southern Copper Corp. 6,300 484,029
Steel Dynamics, Inc. 3,550 369,023
Ternium S.A. - ADR 8,275 358,721
Trex Co., Inc.
(a)
8,300 453,678
UFP Industries, Inc. 6,300 494,676
Vulcan Materials Co. 3,200 560,384
Westlake Chemical Corp. 3,050 347,029
8,477,910
Real Estate — 2.23%
CBRE Group, Inc., Class A
(a)
6,700 513,622
CubeSmart 6,700 304,783

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Shares Fair Value
FirstService Corp. 2,300 $ 346,702
Vonovia SE - ADR 32,700 353,814
1,518,921
Technology — 26.20%
Advantest Corp. - ADR 3,800 294,158
Amkor Technology, Inc. 13,800 308,706
Arista Networks, Inc.
(a)
2,450 392,392
ASE Technology Holding Co. Ltd. - ADR 39,600 271,656
ASM International NV - ADR 810 293,147
Capgemini SE - ADR 8,200 298,234
CDW Corp. 2,200 373,098
Cirrus Logic, Inc.
(a)
4,700 403,213
Concentrix Corp. 2,700 260,577
CyberArk Software Ltd.
(a)
3,100 386,260
Dassault Systemes SE - ADR 7,750 313,332
Descartes Systems Group, Inc. (The)
(a)
8,200 649,276
Dlocal Ltd., Class A
(a)
19,800 277,200
Doximity, Inc., Class A
(a)
9,600 352,800
Entegris, Inc. 3,900 292,188
ExlService Holdings, Inc.
(a)
4,500 802,710
Fortinet, Inc.
(a)
9,900 624,195
Genpact Ltd. 11,200 498,960
Globant S.A.
(a)
2,100 329,427
Infineon Technologies AG - ADR 11,700 425,880
KLA Corp. 1,500 579,810
Lasertec Corp. 2,100 283,615
Logitech International S.A. 7,500 445,950
MarketAxess Holdings, Inc. 1,100 350,207
MKS Instruments, Inc. 3,500 293,545
Monolithic Power Systems, Inc. 1,300 600,561
Nintendo Co. Ltd. - ADR 29,000 306,240
Paycom Software, Inc.
(a)
1,000 290,370
Paylocity Holdings Corp.
(a)
2,550 492,889
Power Integrations, Inc. 3,500 254,730
PTC, Inc.
(a)
2,800 352,212
Qualys, Inc.
(a)
4,700 530,818
Science Applications International Corp. 3,250 331,597
SPS Commerce, Inc.
(a)
4,900 721,770
STMicroelectronics NV - ADR 9,400 403,072
Super Micro Computer, Inc.
(a)
3,125 329,469
SYNNEX Corp. 4,000 356,160
TDK Corp. - ADR 7,500 259,275
Teradyne, Inc. 3,000 274,140
Tokyo Electron Ltd. - ADR 6,600 380,490
Tyler Technologies, Inc.
(a)
1,650 625,400
United Microelectronics Corp. - ADR
(a)
42,900 344,487
Veeva Systems, Inc., Class A
(a)
1,650 295,482
WNS Holdings Ltd. - ADR
(a)
7,000 631,190

Yorktown Growth Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Shares Fair Value
Zoom Video Communications, Inc., Class A
(a)
4,100 $ 251,863
17,832,751
Utilities — 0.82%
OGE Energy Corp. 6,800 255,272
RWE AG - ADR 6,600 308,946
564,218
Total Common Stocks
(Cost $53,045,213) 67,527,509
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.
(a)(b)
1,550 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 99.22%
(Cost $53,045,213) 67,527,509
Other Assets in Excess of Liabilities  —  0.78% 528,209
Net Assets — 100.00% $ 68,055,718
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0% of the
Fund's net assets.
ADR - American Depositary Receipt

Yorktown Capital Appreciation Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.20%
Communications — 20.54%
Airbnb, Inc., Class A
(a)
1,632 $ 195,301
Alphabet, Inc., Class A
(a)
1,700 182,478
Endeavor Group Holdings, Inc., Class A
(a)
7,000 180,460
Grab Holdings Ltd., Class A
(a)
52,000 151,320
Iridium Communications, Inc.
(a)
3,850 244,360
Roblox Corp., Class A
(a)
6,780 241,368
Spotify Technology S.A.
(a)
1,630 217,768
Trade Desk, Inc. (The), Class A
(a)
3,580 230,337
Uber Technologies, Inc.
(a)
7,080 219,834
1,863,226
Consumer Discretionary — 13.73%
Amazon.com, Inc.
(a)
1,500 158,175
Chewy, Inc.
(a)
3,650 113,186
Coupang, Inc., Class A
(a)
8,410 140,952
DraftKings, Inc., Class A
(a)
11,560 253,280
Etsy, Inc.
(a)
1,566 158,213
Genius Sports Ltd.
(a)
43,600 161,756
MercadoLibre, Inc.
(a)
204 260,608
1,246,170
Financials — 6.07%
Intercontinental Exchange, Inc. 2,100 228,753
Nu Holdings Ltd., Class A
(a)
31,700 163,572
Robinhood Markets, Inc., Class A
(a)
17,900 158,415
550,740
Health Care — 13.52%
agilon health, inc.
(a)
7,925 192,340
Exact Sciences Corp.
(a)
6,360 407,485
Intuitive Surgical, Inc.
(a)
900 271,098
Royalty Pharma PLC, Class A 5,370 188,755
Teladoc Health, Inc.
(a)
6,300 167,139
1,226,817
Industrials — 10.30%
AeroVironment, Inc.
(a)
1,994 200,776
Elbit Systems Ltd. 1,030 189,324
Kratos Defense & Security Solutions, Inc.
(a)
13,064 168,526
Teledyne Technologies, Inc.
(a)
567 234,965
Trimble, Inc.
(a)
3,000 141,300
934,891
Technology — 33.04%
Adyen NV - ADR
(a)
10,975 175,600
ASML Holding N.V. - ADR 283 180,231
Bill.com Holdings, Inc.
(a)
1,340 102,925
CrowdStrike Holdings, Inc., Class A
(a)
1,160 139,258
Global-e Online Ltd.
(a)
6,530 182,056
Intuit, Inc. 439 194,894
Nano Dimension Ltd. - ADR
(a)
57,800 142,766

Yorktown Capital Appreciation Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Shares Fair Value
NVIDIA Corp. 1,065 $ 295,527
PagerDuty, Inc.
(a)
6,650 199,899
PayPal Holdings, Inc.
(a)
2,220 168,720
Snowflake, Inc., Class A
(a)
1,120 165,850
StoneCo Ltd., Class A
(a)
15,700 193,424
Synopsys, Inc.
(a)
720 267,350
Teradyne, Inc. 1,854 169,419
Veeva Systems, Inc., Class A
(a)
760 136,101
Workday, Inc., Class A
(a)
900 167,526
Zoom Video Communications, Inc., Class A
(a)
1,890 116,103
2,997,649
Total Common Stocks/Investments — 97.20%
(Cost $9,568,548) 8,819,493
Other Assets in Excess of Liabilities  —  2.80% 254,092
Net Assets — 100.00% $ 9,073,585
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Multi-Sector Bond Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 51.76%
Communications — 4.31%
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
$ 1,000,000 $ 926,068
CCO Holdings LLC, 4.25%, 2/1/2031
(a)
1,000,000 820,116
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
1,000,000 797,143
DIRECTV Holdings LLC, 5.88%, 8/15/2027
(a)
1,250,000 1,098,337
Lamar Media Corp., 3.63%, 1/15/2031 500,000 431,265
Level 3 Financing, Inc., 4.25%, 7/1/2028
(a)
2,000,000 1,168,192
Magallanes, Inc., 5.14%, 3/15/2052
(a)
1,000,000 799,964
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 394,341
Scripps Escrow II, Inc., 3.88%, 1/15/2029
(a)
500,000 389,149
United States Cellular Corp., 6.70%, 12/15/2033 2,540,000 2,314,778
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
1,000,000 862,763
Verizon Communications, Inc., 2.85%, 9/3/2041 1,000,000 725,605
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 853,273
Vodafone Group PLC, 4.13%, 6/4/2081 (H15T5Y + 276.7bps)
(b)
1,000,000 810,060
12,391,054
Consumer Discretionary — 4.00%
Carnival Corp., 4.00%, 8/1/2028
(a)
2,000,000 1,735,759
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 785,799
Ford Motor Co., 3.25%, 2/12/2032 500,000 388,208
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 930,104
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 2,000,000 1,661,481
L Brands, Inc., 6.88%, 11/1/2035 2,000,000 1,812,902
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
500,000 408,929
Marriott International, Inc., 2.75%, 10/15/2033 500,000 405,958
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029
(a)
1,000,000 874,100
Royal Caribbean Cruises Ltd., 4.25%, 7/1/2026
(a)
500,000 447,994
Wolverine World Wide, Inc., 4.00%, 8/15/2029
(a)
1,000,000 832,150
WW International, Inc., 4.50%, 4/15/2029
(a)
500,000 319,550
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 884,607
11,487,541
Consumer Staples — 3.77%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 100,688
Central Garden & Pet Co., 4.13%, 4/30/2031
(a)
500,000 421,717
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 415,215
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 439,895
Coty, Inc., 5.00%, 4/15/2026
(a)
1,000,000 977,560
JBS Finance Luxembourg Sarl, 3.63%, 1/15/2032
(a)
500,000 420,240
JBS USA LUX SA, 5.50%, 1/15/2030
(a)
1,000,000 955,965
JBS USA LUX SA, 3.75%, 12/1/2031
(a)
250,000 208,388
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 287,841
Kraft Heinz Foods Co., 5.00%, 6/4/2042 500,000 479,734
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 876,002
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 928,423
Land O' Lakes, Inc., 7.25%, Perpetual
(a)
2,000,000 1,730,000
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 843,147
Natura Cosmeticos SA, 4.13%, 5/3/2028
(a)
500,000 417,445

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
$ 500,000 $ 455,627
Pilgrim's Pride Corp., 4.25%, 4/15/2031
(a)
1,000,000 870,761
10,828,648
Financials — 21.53%
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 958,612
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (1MO
LIBOR + 221.50bps)
(a),(b)
2,000,000 1,803,570
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 +
387.0bps)
(b)
800,000 639,660
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, 3/25/2167 (H15T5Y
+ 519.2bps)
(b)
1,000,000 914,430
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)
(b)
2,000,000 1,710,000
Barclays PLC, 4.84%, 5/9/2028 2,000,000 1,899,155
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)
(b)
1,500,000 1,407,710
Barclays PLC, 7.75%, 9/15/2168 (USSW5 + 484.2bps)
(b)
1,000,000 943,520
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)
(b)
2,000,000 1,766,792
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)
(a),(b)
4,000,000 3,826,600
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,642,000 1,998,594
Citigroup, Inc., 4.15%, Perpetual (H15T5Y + 300.0bps)
(b)
1,000,000 825,000
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)
(b)
1,000,000 879,094
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR +
315.7bps)
(b)
2,000,000 1,740,000
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)
(b)
2,000,000 1,765,250
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR +
307.6bps)
(b)
1,334,000 1,018,842
Enstar Finance LLC, 5.50%, 1/15/2042 (H15T5Y + 400.60bps)
(b)
500,000 360,638
Enstar Group Ltd., 4.95%, 6/1/2029 2,000,000 1,898,777
FedNat Holding Co., 7.75%, 3/15/2029
(c)
2,400,000 468,000
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)
(b)
1,000,000 907,500
Fifth Third Bancorp, Series J, 8.29%, Perpetual (3MO LIBOR + 312.9bps)
(b)
1,000,000 951,250
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,863,839
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.60bps)
(a),(b)
1,000,000 800,419
Goldman Sachs Group, Inc. (The), Series P, 7.73%, 11/10/2069 (3MO
LIBOR + 287.4bps)
(b)
3,000,000 2,910,000
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.20bps)
(b)
1,000,000 634,300
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)
(b)
1,000,000 871,690
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
3,000,000 2,890,635
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)
(b)
1,000,000 930,000
Liberty Mutual Group, Inc., 3.95%, 5/15/2060
(a)
500,000 353,915
Liberty Mutual Group, Inc., 4.30%, 2/1/2061
(a)
1,000,000 596,534
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)
(b)
2,500,000 2,407,725
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)
(b)
2,000,000 1,901,180
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 856,918
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 736,756
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 781,127
Nordea Bank Abp, 3.75%, Perpetual (H15T5Y + 260.20bps)
(a),(b)
1,000,000 754,231
OneMain Finance Corp., 5.38%, 11/15/2029 2,000,000 1,684,550
Oppenheimer Holdings, Inc., 5.50%, 10/1/2025 500,000 479,168
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 358,462

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
PNC Financial Services, 6.25%, Perpetual (H15T7Y + 280.8bps)
(b)
$ 1,000,000 $ 919,000
Radian Group, Inc., 6.63%, 3/15/2025 2,000,000 1,993,413
SBL Holdings, Inc., 5.13%, 11/13/2026
(a)
2,000,000 1,817,833
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)
(a),(b)
1,393,000 814,473
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)
(a),(b)
1,000,000 650,000
Standard Chartered PLC, 4.30%, Perpetual (H15T5Y + 313.50bps)
(a),(b)
2,000,000 1,415,200
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR +
278.6bps)
(b)
1,800,000 1,483,560
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a),(b)
2,000,000 1,823,458
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a),(b)
500,000 426,529
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple,
Entidad No Regulada, 8.38%, 1/27/2028
(c)
1,000,000 30,000
61,867,909
Health Care — 1.29%
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
500,000 460,015
Organon Finance 1 LLC, 4.13%, 4/30/2028
(a)
1,000,000 921,149
Perrigo Finance Unlimited Co., 4.40%, 6/15/2030 1,000,000 904,117
Perrigo Finance Unlimited Co., 4.90%, 12/15/2044 1,000,000 727,970
Viatris, Inc., 3.85%, 6/22/2040 1,000,000 691,330
3,704,581
Industrials — 6.50%
ADT Security Corp. (The), 4.13%, 8/1/2029
(a)
1,000,000 869,875
Air Canada, 3.88%, 8/15/2026
(a)
1,000,000 926,938
Air Canada Pass Through Trust, Series 2020-2A, Class A, 4.13%, 5/15/2025
(a)
1,141,502 1,078,957
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 955,000 844,869
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%,
5/1/2023 775,012 774,807
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 1,000,000 942,803
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 892,969
CSX Corp., 5.50%, 4/15/2041 1,000,000 1,031,013
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
1,000,000 913,895
Norfolk Southern Corp., 4.55%, 6/1/2053 1,000,000 909,081
Prime Security Services Borrower LLC, Class B, 5.75%, 4/15/2026
(a)
2,000,000 1,987,487
Seaspan Corp., 5.50%, 8/1/2029
(a)
1,000,000 801,240
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 394,446
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 805,821
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 714,076
Union Pacific Corp., 3.50%, 2/14/2053 1,000,000 795,861
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%,
10/7/2025 528,935 492,060
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 684,863 661,920
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 709,259 609,979
United Airlines, Inc., 4.38%, 4/15/2026
(a)
50,000 47,811
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023 294,978 294,609
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 1,511,356 1,434,876

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
$ 500,000 $ 437,193
18,662,586
Materials — 2.69%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 984,740
Ball Corp., 2.88%, 8/15/2030 1,000,000 838,679
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 422,705
Berry Global, Inc., 5.63%, 7/15/2027
(a)
1,000,000 986,411
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 401,574
Commercial Metals Co., 3.88%, 2/15/2031 500,000 438,748
Domtar Corp., 6.25%, 9/1/2042 1,000,000 626,030
Mosaic Co. (The), 5.45%, 11/15/2033 1,000,000 1,009,131
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027
(a)
1,000,000 901,255
Unigel Luxembourg SA, 8.75%, 10/1/2026
(a)
1,000,000 923,242
WRKCo, Inc., 3.00%, 6/15/2033 250,000 204,550
7,737,065
Real Estate — 0.70%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 913,599
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 922,337
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 186,756
2,022,692
Technology — 3.21%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 930,578
Broadcom, Inc., 4.15%, 11/15/2030 500,000 465,289
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 789,549
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 751,183
HP, Inc., 6.00%, 9/15/2041 2,500,000 2,538,431
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 401,074
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 710,056
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,000,000 876,829
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 1,000,000 770,377
Seagate HDD Cayman, 4.88%, 3/1/2024 1,000,000 986,308
9,219,674
Utilities — 3.76%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030 500,000 419,205
Appalachian Power Co., Series Z, 3.70%, 5/1/2050 1,000,000 770,818
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 785,770
Dominion Energy, Inc., 4.35%, Perpetual (H15T5Y + 319.5bps)
(b)
1,000,000 845,000
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 636,491
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 730,787
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 918,281
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 371,684
Pacific Gas and Electric Co., 3.50%, 8/1/2050 500,000 326,692
Southern California Edison Co., Series B, 4.88%, 3/1/2049 1,000,000 940,558
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
883,719 872,564
Union Electric Co., 3.90%, 4/1/2052 750,000 632,693
Vistra Operations Co. LLC, 4.38%, 5/1/2029
(a)
1,000,000 894,958

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
WEC Energy Group, Inc., 6.98%, 5/15/2067 (3MO LIBOR + 211.3bps)
(b)
$ 2,000,000 $ 1,646,702
10,792,203
Total Corporate Bonds and Notes
(Cost $172,501,526) 148,713,953
ASSET BACKED SECURITIES — 28.93%
ACC Auto Trust, Series 2021-A, Class B, 1.79%, 4/15/2027
(a)
2,000,000 1,955,945
ACC Trust, Series 2022-1, Class C, 3.24%, 10/20/2025
(a)
1,000,000 966,773
American Credit Acceptance Receivables Trust, Series 2019-3, Class F,
5.42%, 5/12/2026
(a)
550,000 544,909
American Credit Acceptance Receivables Trust, Series 2021-2, Class E,
2.54%, 7/13/2027
(a)
2,000,000 1,870,291
American Credit Acceptance Receivables Trust, Series 2021-3, Class E,
2.56%, 11/15/2027
(a)
3,000,000 2,775,622
American Credit Acceptance Receivables Trust, Series 2021-4, Class E,
3.12%, 2/14/2028
(a)
1,000,000 869,488
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 669,302
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026
(a)
1,000,000 960,596
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%,
7/15/2027
(a)
1,000,000 940,326
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028
(a)
2,250,000 1,885,653
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028
(a)
1,500,000 1,281,622
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%,
12/11/2028
(a)
1,250,000 1,099,879
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(a)
1,281,000 1,230,713
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/2026
(a)
399,846 396,432
Conn's Receivables Funding LLC, Series 2022-A, Class A, 5.87%,
12/15/2026
(a)
530,490 531,700
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 8/15/2026
(a)
3,000,000 2,826,964
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C,
4.02%, 12/17/2029
(a)
1,000,000 840,355
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 7/15/2025
(a)
2,000,000 1,977,153
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029
(a)
1,000,000 859,277
Dell Equipment Finance Trust, Series 2021-1, Class B, 0.71%, 5/22/2026
(a)
850,000 832,780
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/2026
(a)
1,055,000 1,006,464
Dext ABS LLC, Series 2020-1, Class A, 1.46%, 2/16/2027
(a)
397,106 394,269
DLLST LLC, Series 2022-1A, Class A3, 3.40%, 1/21/2025
(a)
770,000 755,541
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026
(a)
500,000 493,909
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028
(a)
1,000,000 934,436
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028
(a)
1,000,000 814,752
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029
(a)
1,000,000 906,381
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030
(a)
1,000,000 977,961

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Enterprise Fleet Financing LLC, Series 2021-1, Class A3, 0.70%, 12/21/2026
(a)
$ 600,000 $ 565,896
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/2027 631,020 605,852
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 4.38%, 7/20/2029
(a)
500,000 492,737
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%,
1/17/2028
(a)
2,000,000 1,685,690
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(a)
1,155,000 1,080,735
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%,
7/17/2028
(a)
1,000,000 846,300
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%,
7/17/2028 1,000,000 961,472
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 853,363
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%,
10/15/2029
(a)
2,000,000 1,700,094
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 7/15/2026
(a)
2,000,000 1,953,743
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
840,000 765,053
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025
(a)
2,000,000 1,971,341
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027
(a)
1,000,000 892,875
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 966,464
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E,
2.98%, 4/15/2027
(a)
1,270,000 1,184,201
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E,
3.35%, 10/15/2027
(a)
500,000 437,897
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D,
3.07%, 5/15/2028
(a)
1,000,000 906,428
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C,
5.75%, 8/15/2028
(a)
1,000,000 993,389
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
823,360 715,983
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040
(a)
356,809 324,841
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%,
5/15/2026
(a)
3,000,000 2,933,765
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%,
1/18/2028
(a)
2,750,000 2,529,357
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%,
10/16/2028
(a)
1,000,000 891,923
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%,
10/16/2028
(a)
1,000,000 855,288
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%,
5/15/2029
(a)
1,000,000 881,634
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048
(a)
777,061 613,723
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051
(a)
358,946 325,729
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051
(a)
922,082 809,278
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047
(a)
899,785 564,051
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048
(a)
936,973 605,219

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(a)
$ 972,227 $ 927,459
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046
(a)
735,820 643,825
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 1,010,738
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%,
1/15/2026
(a)
467,000 465,814
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.67%, 2/15/2028
(a)
1,365,000 1,333,102
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025
(a)
1,000,000 985,943
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 7.40%, 4/20/2034
(3MO LIBOR + 215.0bps)
(a),(b)
1,000,000 951,997
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 6.91%, 1/15/2034
(3MO LIBOR + 175.0bps)
(a),(b)
1,000,000 947,543
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3, 3.40%,
12/15/2026 950,000 937,309
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040
PIK
(a)
3,189,395 400,269
SCF Equipment Leasing LLC, Series 2019-2A, Class B, 2.76%, 8/20/2026
(a)
1,000,000 970,312
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032
(a)
750,000 706,822
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(a)
728,750 653,178
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%,
8/20/2046
(a)
1,040,000 878,071
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051
(a)
500,000 415,056
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%,
9/20/2045
(a)
780,417 686,692
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 808,379
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(a)
3,250,000 3,152,758
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%,
11/10/2028
(a)
1,000,000 872,141
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
1,125,000 1,078,755
US Auto Funding LLC, Series 2021-1A, Class E, 6.32%, 9/15/2028
(a)
500,000 464,769
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 421,250
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%,
4/15/2027
(a)
1,000,000 888,037
Total Asset Backed Securities
(Cost $91,606,318) 83,114,033
U.S. GOVERNMENT & AGENCIES — 12.67%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 263,608 251,501
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 946,186 950,054
Fannie Mae, Pool #BR2084, 1.90%, 6/1/2051
(b)
728,892 665,858
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051 594,555 514,539
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,772,660 1,534,049
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 907,175 785,043
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 867,749 750,930
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052 955,911 858,094
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,795,276 1,716,280

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 $ 967,759 $ 924,446
Fannie Mae, Pool #MA4932, 3.00%, 1/1/2053 987,236 885,728
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053 1,980,007 1,972,515
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 982,010 975,299
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053 998,693 993,154
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 467,350
Federal Farm Credit Bank, 2.13%, 5/21/2040 1,000,000 687,119
Federal Farm Credit Bank, 1.95%, 8/13/2040 1,000,000 667,093
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 335,389
Federal Home Loan Bank, 2.01%, 7/16/2040 1,000,000 673,133
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,113,221
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033 927,514 931,621
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036 711,690 642,846
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037 623,465 611,559
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 890,310 766,366
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042 950,018 916,260
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 380,425 356,477
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 798,440 747,785
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 654,415 569,628
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 900,159 778,974
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 969,044 962,563
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053 964,522 971,816
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053 980,744 974,058
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053 990,512 985,350
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053 1,970,269 1,881,885
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 992,751 1,001,808
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 1,000,000 993,166
United States Treasury Note, 0.75%, 3/31/2026 5,000,000 4,596,680
Total U.S. Government & Agencies
(Cost $39,439,945) 36,409,637
COLLATERALIZED LOAN OBLIGATIONS — 5.38%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 6.86%, 4/25/2031 (3MO
LIBOR + 160.0bps)
(a),(b)
1,190,000 1,133,649
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 7.85%, 10/20/2031
(3MO LIBOR + 260.0bps)
(a),(b)
420,000 404,400
Atrium XII, Series 2012-A, Class CR, 6.92%, 4/22/2027 (3MO LIBOR +
165.0bps)
(a),(b)
2,500,000 2,438,410
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 7.40%,
4/20/2034 (3MO LIBOR + 215.0bps)
(a),(b)
250,000 235,292
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 7.31%,
1/15/2035 (3MO LIBOR + 215.0bps)
(a),(b)
1,000,000 947,971
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 7.45%,
4/20/2031 (3MO LIBOR + 220.0bps)
(a),(b)
1,000,000 948,694
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 7.45%,
7/20/2034 (3MO LIBOR + 220.0bps)
(a),(b)
375,000 356,734
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class
A2, 7.36%, 5/22/2039 (3MO LIBOR + 245.0bps)
(a),(b)
3,000,000 2,850,000

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 7.30%,
4/20/2034 (3MO LIBOR + 205.0bps)
(a),(b)
$ 1,000,000 $ 951,199
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 7.36%,
10/15/2032 (3MO LIBOR + 220.0bps)
(a),(b)
1,000,000 960,532
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 7.06%,
7/17/2034 (3MO LIBOR + 190.0bps)
(a),(b)
1,000,000 949,290
Palmer Square CLO Ltd., Series 2022-1A, Class C, 7.10%, 4/20/2035
(TSFR3M + 205.0bps)
(a),(b)
1,000,000 945,754
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 6.92%, 8/20/2032
(3MO LIBOR + 200.0bps)
(a),(b)
1,000,000 954,588
Venture CLO Ltd., Series 2018-31A, Class C1, 7.20%, 4/20/2031 (3MO
LIBOR + 195.0bps)
(a),(b)
1,000,000 914,847
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 7.51%, 10/15/2034
(US0003M + 235.0bps)
(a),(b)
500,000 472,281
Total Collateralized Loan Obligations
(Cost $16,132,225) 15,463,641
Total Investments — 98.74%
(Cost $319,680,014) 283,701,264
Other Assets in Excess of Liabilities  —  1.26% 3,617,698
Net Assets — 100.00% $ 287,318,962
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2023 was $156,030,569, representing 54.31% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) In default
PIK - Payment-in-kind security
MTN - Medium Term Note

Yorktown Short Term Bond Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 50.39%
Communications — 1.39%
Expedia Group, Inc., 5.00%, 2/15/2026 $ 213,000 $ 213,107
NBN Co. Ltd., MTN, 1.45%, 5/5/2026
(a),(b)
1,000,000 912,237
Verizon Communications, Inc., 5.96%, 5/15/2025 (3MO LIBOR +
110.0bps)
(a)
2,000,000 2,013,943
Verizon Communications, Inc., 5.60%, 3/20/2026 (SOFR + 79.0bps)
(a)
1,389,000 1,380,083
4,519,370
Consumer Discretionary — 4.38%
eBay, Inc., 1.40%, 5/10/2026 500,000 455,770
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 930,104
General Motors Financial Co., Inc., 5.10%, 1/17/2024 1,000,000 996,756
General Motors Financial Co., Inc., 1.20%, 10/15/2024 1,000,000 940,627
General Motors Financial Co., Inc., 3.80%, 4/7/2025 1,000,000 971,942
General Motors Financial Co., Inc., 1.25%, 1/8/2026 1,000,000 900,934
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 895,326
General Motors Financial Co., Inc., 5.85%, 2/26/2027 (SOFR + 104.0bps)
(a)
500,000 489,081
Home Depot Inc. (The), 4.00%, 9/15/2025 500,000 498,824
Hyundai Capital America, 4.30%, 2/1/2024
(b)
1,000,000 989,537
Hyundai Capital America, 1.00%, 9/17/2024
(b)
500,000 470,336
Kia Corp., 1.00%, 4/16/2024
(b)
1,000,000 960,825
Marriott International, Inc., 3.75%, 3/15/2025 2,000,000 1,952,237
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024
(b)
500,000 465,051
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(b)
2,000,000 1,871,761
Volkswagen Group of America Finance LLC, 0.88%, 11/22/2023
(b)
500,000 488,013
14,277,124
Consumer Staples — 1.35%
7-Eleven, Inc., 0.80%, 2/10/2024
(b)
1,000,000 964,292
JBS USA LUX SA, 5.13%, 2/1/2028
(b)
1,000,000 978,540
JDE Peet's NV, 1.38%, 1/15/2027
(b)
250,000 218,852
Mitsubishi Corp., 1.13%, 7/15/2026
(b)
500,000 446,222
Mondelez International Holdings Netherlands BV, 1.25%, 9/24/2026
(b)
1,000,000 895,416
Viterra Finance BV, 2.00%, 4/21/2026
(b)
1,000,000 894,645
4,397,967
Financials — 23.64%
AerCap Ireland Capital, 3.50%, 1/15/2025 2,000,000 1,917,234
AerCap Ireland Capital DAC, 1.65%, 10/29/2024 1,000,000 935,409
Air Lease Corp., 0.80%, 8/18/2024 1,000,000 939,384
Air Lease Corp., 1.88%, 8/15/2026 500,000 444,704
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025 1,800,000 1,743,155
Antares Holdings LP, 3.95%, 7/15/2026
(b)
1,500,000 1,312,483
Athene Global Funding, 1.20%, 10/13/2023
(b)
1,000,000 976,533
Athene Global Funding, 2.75%, 6/25/2024
(b)
1,250,000 1,205,677
Athene Global Funding, 5.37%, 8/19/2024 (SOFR + 56.0bps)
(a),(b)
1,000,000 982,225
Athene Global Funding, 5.53%, 1/7/2025 (SOFR + 71.5bps)
(a),(b)
1,000,000 973,439
Aviation Capital Group LLC, 4.38%, 1/30/2024
(b)
925,000 909,565
Aviation Capital Group LLC, 1.95%, 1/30/2026
(b)
1,000,000 896,014
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(b)
2,000,000 1,779,572

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
Banco Santander Chile, 2.70%, 1/10/2025
(b)
$ 150,000 $ 144,144
Banco Santander SA, 2.75%, 5/28/2025 1,000,000 942,870
Banco Santander SA, 5.15%, 8/18/2025 1,000,000 993,546
Bank of Nova Scotia (The), 5.36%, 3/2/2026 (SOFR + 54.5bps)
(a)
2,000,000 1,962,285
BPCE SA, 2.38%, 1/14/2025
(b)
500,000 472,863
Brighthouse Financial Global Funding, MTN, 5.57%, 4/12/2024 (SOFR
+76.0bps)
(a),(b)
1,000,000 989,046
Capital One Financial Corp., 5.50%, 12/6/2024 (SOFR + 69.0bps)
(a)
1,000,000 979,166
Citadel Finance LLC, 3.38%, 3/9/2026
(b)
2,000,000 1,820,505
Citigroup, Inc., 5.58%, 6/9/2027 (SOFR + 77.0bps)
(a)
1,000,000 979,723
CNO Global Funding, 1.75%, 10/7/2026
(b)
500,000 449,424
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026
(b)
2,000,000 1,782,986
Equitable Financial Life Global Funding, 1.40%, 7/7/2025
(b)
1,000,000 920,178
Equitable Financial Life Global Funding, 1.00%, 1/9/2026
(b)
500,000 450,687
Equitable Financial Life Global Funding, 1.70%, 11/12/2026
(b)
1,000,000 892,611
F&G Global Funding, 0.90%, 9/20/2024
(b)
500,000 466,734
GA Global Funding Trust, 1.00%, 4/8/2024
(b)
1,000,000 933,684
GA Global Funding Trust, 1.63%, 1/15/2026
(b)
1,000,000 909,939
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 193,113
Goldman Sachs Group, Inc. (The), 5.62%, 3/9/2027 (SOFR + 81.0bps)
(a)
1,000,000 981,573
Goldman Sachs Group, Inc. (The), 5.63%, 9/10/2027 (SOFR + 82.0bps)
(a)
500,000 489,177
Goldman Sachs Group, Inc. (The), 5.73%, 10/21/2027 (SOFR + 92.0bps)
(a)
2,000,000 1,955,887
HSBC Holdings PLC, 4.25%, 3/14/2024 1,000,000 984,160
HSBC Holdings PLC, 4.25%, 8/18/2025 1,313,000 1,279,629
HSBC Holdings PLC, 6.53%, 9/12/2026 (3MO LIBOR + 138.0bps)
(a)
1,500,000 1,499,257
Huntington Bancshares, Inc., 2.63%, 8/6/2024 1,000,000 950,885
ING Groep NV, 5.82%, 4/1/2027 (SOFR + 101.0bps)
(a)
2,000,000 1,954,264
Intesa Sanpaolo SpA, 3.25%, 9/23/2024
(b)
4,000,000 3,857,398
Jackson Financial, Inc., 1.13%, 11/22/2023 1,000,000 976,097
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)
(a)
1,000,000 983,184
JPMorgan Chase & Co., 5.70%, 4/22/2027 (SOFR + 88.5bps)
(a)
2,000,000 1,973,561
JPMorgan Chase & Co., 5.99%, 2/24/2028 (SOFR + 118.0bps)
(a)
1,000,000 1,001,636
JPMorgan Chase & Co., MTN, 5.16%, 6/22/2028 (SOFR + 35.0bps)
(a)
365,000 323,485
KeyCorp Capital, 5.92%, 7/1/2028 (3MO LIBOR + 74.0bps)
(a)
1,000,000 890,658
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(b)
250,000 239,482
Met Tower Global Funding, MTN, 1.25%, 9/14/2026
(b)
1,000,000 892,527
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025 1,000,000 920,137
Mitsubishi UFJ Financial Group, Inc., 0.95%, 7/19/2025 (H15T1Y +
55.0bps)
(a)
1,000,000 944,579
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 886,819
Nordea Bank Abp, MTN, 1.50%, 9/30/2026
(b)
1,000,000 891,221
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026
(b)
500,000 449,910
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(b)
1,000,000 887,379
Protective Life Global Funding, MTN, 1.30%, 9/20/2026
(b)
500,000 446,667
Royal Bank of Canada, MTN, 5.52%, 1/21/2027 (SOFR + 71.0bps)
(a)
1,000,000 982,454
Santander Holdings USA, Inc., 3.50%, 6/7/2024 2,500,000 2,434,932
Santander UK PLC, 5.00%, 11/7/2023
(b)
1,000,000 992,666

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024
(b)
$ 1,000,000 $ 952,770
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(b)
1,000,000 886,153
Societe Generale SA, 5.00%, 1/17/2024
(b)
2,000,000 1,970,310
Societe Generale SA, 4.25%, 4/14/2025
(b)
3,000,000 2,860,146
Societe Generale SA, 5.86%, 1/21/2026 (SOFR + 105.0bps)
(a),(b)
500,000 488,970
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a),(b)
1,000,000 879,049
Sumitomo Mitsui Financial Group, Inc., 6.06%, 10/16/2023 (3MO LIBOR +
80.0bps)
(a)
1,000,000 1,001,762
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025 500,000 461,989
Sumitomo Mitsui Financial Group, Inc., 5.69%, 1/14/2027 (SOFR +
88.0bps)
(a)
1,000,000 978,790
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024
(b)
1,000,000 960,404
Truist Bank, 5.53%, 5/15/2027 (3MO LIBOR + 67.0bps)
(a)
1,500,000 1,377,773
Wells Fargo & Co., 5.68%, 1/15/2027 (3MO LIBOR + 50.0bps) 2,000,000 1,840,723
77,027,361
Health Care — 1.96%
HCA, Inc., 5.00%, 3/15/2024 2,000,000 1,991,013
Highmark, Inc., 1.45%, 5/10/2026
(b)
500,000 451,143
McKesson Corp., Class B, 1.30%, 8/15/2026 1,000,000 898,621
PerkinElmer, Inc., 0.85%, 9/15/2024 1,260,000 1,186,331
Viatris, Inc., 1.65%, 6/22/2025 1,000,000 922,318
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 1,000,000 947,251
6,396,677
Industrials — 5.42%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(b)
1,112,965 1,051,983
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(b)
559,524 526,617
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030
(b)
233,169 228,672
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,748,835 1,564,008
Ashtead Capital, Inc., 1.50%, 8/12/2026
(b)
1,000,000 884,611
Boeing Co. (The), 1.43%, 2/4/2024 1,100,000 1,068,233
Boeing Co. (The), 2.20%, 2/4/2026 1,000,000 929,939
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%,
6/20/2024 633,909 626,450
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 928,078
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%,
7/30/2023 59,779 59,274
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025
(b)
1,000,000 900,042
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(b)
1,000,000 898,629
Stanley Black & Decker, Inc., 2.30%, 2/24/2025 1,000,000 955,338
Trimble, Inc., 4.15%, 6/15/2023 1,000,000 997,381
Triton Container International Ltd., 1.15%, 6/7/2024
(b)
1,000,000 943,482
Triton Container International Ltd., 2.05%, 4/15/2026
(b)
1,000,000 890,600
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 684,863 661,920
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%,
10/15/2027 718,683 719,519

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 $ 709,790 $ 622,486
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 45,083 42,802
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 1,331,493 1,254,835
Vontier Corp., 1.80%, 4/1/2026 1,000,000 895,389
17,650,288
Materials — 2.22%
Berry Global, Inc., 1.57%, 1/15/2026 1,000,000 909,184
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,757,466
Glencore Funding LLC, 1.63%, 4/27/2026
(b)
1,000,000 907,931
Graphic Packaging International LLC, 1.51%, 4/15/2026
(b)
1,000,000 897,409
Sealed Air Corp., 1.57%, 10/15/2026
(b)
1,000,000 882,211
Sherwin-Williams Co. (The), 4.05%, 8/8/2024 1,000,000 987,549
Silgan Holdings, Inc., 1.40%, 4/1/2026
(b)
1,000,000 901,171
7,242,921
Real Estate — 1.12%
American Tower Corp., 1.60%, 4/15/2026 500,000 455,086
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025
(b)
1,500,000 1,432,587
SBA Tower Trust, 1.84%, 10/15/2051
(b)
2,000,000 1,750,481
3,638,154
Technology — 5.58%
Arrow Electronic, Inc., 4.00%, 4/1/2025 1,000,000 971,590
Broadcom, Inc., 3.63%, 10/15/2024 2,000,000 1,957,622
DXC Technology Co., 1.80%, 9/15/2026 500,000 439,626
Global Payments, Inc., 1.20%, 3/1/2026 1,000,000 897,241
HP, Inc., 2.20%, 6/17/2025 1,000,000 946,354
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 908,525
Juniper Networks, Inc., 1.20%, 12/10/2025 1,000,000 907,681
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,205,000 1,056,579
Marvell Technology, Inc., 1.65%, 4/15/2026 1,000,000 912,462
Microchip Technology, Inc., 2.67%, 9/1/2023 1,000,000 990,551
Microchip Technology, Inc., 0.97%, 2/15/2024 1,000,000 966,026
Microchip Technology, Inc., 0.98%, 9/1/2024 1,000,000 941,474
Oracle Corp., 1.65%, 3/25/2026 1,000,000 918,572
Qorvo, Inc., 1.75%, 12/15/2024
(b)
500,000 468,748
Seagate HDD Cayman, 4.88%, 3/1/2024 1,610,000 1,587,957
Seagate HDD Cayman, 4.75%, 1/1/2025 2,000,000 1,947,190
Western Union Co. (The), 1.35%, 3/15/2026 1,000,000 901,128
Wipro IT Services LLC, 1.50%, 6/23/2026
(b)
500,000 452,153
18,171,479
Utilities — 3.33%
AES Corp. (The), 1.38%, 1/15/2026 1,000,000 907,043
Ameren Corp., 1.95%, 3/15/2027 500,000 452,460
American Electric Power Co., Inc., 2.03%, 3/15/2024 1,000,000 968,843
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 986,531
Edison International, 4.70%, 8/15/2025 500,000 493,895
Enel Finance International NV, 2.65%, 9/10/2024 1,000,000 965,758
Enel Finance International NV, 1.38%, 7/12/2026
(b)
1,000,000 894,575
Eversource Energy, 1.40%, 8/15/2026 500,000 450,385

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/2024 $ 1,000,000 $ 979,389
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 909,199
Pinnacle West Capital Corp., 1.30%, 6/15/2025 2,000,000 1,853,099
Southern Co. (The), 4.48%, 8/1/2024 1,000,000 989,300
10,850,477
Total Corporate Bonds and Notes
(Cost $173,819,579) 164,171,818
ASSET BACKED SECURITIES — 30.89%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 5.08%,
3/15/2042 (1MO LIBOR + 20.0bps)
(a),(b)
2,256,449 2,260,985
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.23%,
9/15/2045 (1MO LIBOR + 35.0bps)
(a),(b)
220,720 218,580
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025
(b)
1,000,000 984,017
Access Group, Inc., Series 2013-1, Class A, 5.52%, 2/25/2036 (1MO LIBOR
+ 50.0bps)
(a),(b)
261,183 255,546
American Credit Acceptance Receivables Trust, Series 2020-1, Class D,
2.39%, 3/13/2026
(b)
563,104 558,915
American Credit Acceptance Receivables Trust, Series 2021-2, Class D,
1.34%, 7/13/2027
(b)
2,250,000 2,125,117
American Credit Acceptance Receivables Trust, Series 2021-3, Class D,
1.34%, 11/15/2027
(b)
2,455,000 2,295,961
American Credit Acceptance Receivables Trust, Series 2021-4, Class D,
1.82%, 2/14/2028
(b)
1,250,000 1,182,421
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033
(b)
472,324 446,433
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, 5.60%,
11/25/2071 (1MO LIBOR + 58.0bps)
(a)
1,391,842 1,327,579
Brazos Student Finance Corp., Series 2009-1, Class AS, 7.22%, 12/27/2039
(3MO LIBOR + 250.0bps)
(a),(b)
2,131 2,134
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 3/15/2052
(b)
956,667 873,736
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027 1,000,000 933,207
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027 1,625,000 1,486,882
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027 1,000,000 885,398
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028 750,000 672,083
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028 2,209,000 1,977,790
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028 500,000 457,782
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025
(b)
84,792 84,565
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/2025
(b)
344,868 340,588
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027 1,000,000 882,305
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028 763,306 731,357
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%,
12/11/2028
(b)
2,231,000 2,110,522
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 1,004,622
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027
(b)
1,000,000 998,790

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(b)
$ 2,500,000 $ 2,401,860
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045
(b)
1,466,500 1,302,842
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045 141,333 126,039
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047
(b)
891,467 784,704
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class
A, 2.24%, 12/15/2028
(b)
500,000 477,593
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A,
2.55%, 12/17/2029
(b)
1,000,000 908,838
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027
(b)
1,000,000 954,430
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029
(b)
3,000,000 2,772,059
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%,
2/15/2030
(b)
1,050,000 1,005,578
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%,
9/16/2030
(b)
1,500,000 1,392,626
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 1/20/2026
(b)
625,000 606,512
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026
(b)
500,000 476,924
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026
(b)
500,000 497,410
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/2027
(b)
500,000 469,834
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038
(b)
942,903 841,014
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026 294,153 291,795
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/2027 95,976 94,369
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 7/15/2025
(b)
364,616 360,106
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026
(b)
265,852 263,494
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027
(b)
2,000,000 1,834,254
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027
(b)
1,000,000 943,347
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 5.82%,
9/25/2068 (1MO LIBOR + 80.0bps)
(a),(b)
316,785 306,032
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 5.70%, 5/25/2039
(1MO LIBOR + 68.0bps)
(a),(b)
301,764 295,955
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027
(b)
500,000 479,197
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%,
9/16/2024
(b)
42,480 42,416
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%,
12/16/2024
(b)
43,209 43,137
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%,
4/15/2026
(b)
70,000 69,495
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%,
8/17/2026
(b)
1,000,000 979,501
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%,
11/16/2026 500,000 475,581
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(b)
2,000,000 1,871,402
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%,
6/15/2029 1,020,000 1,035,913
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(b)
500,000 466,284

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(b)
$ 3,000,000 $ 2,732,331
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/2025
(b)
305,000 300,334
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025
(b)
76,201 75,861
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026
(b)
111,042 110,568
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033
(b)
1,272,000 1,126,983
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/2034
(b)
750,000 657,205
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D,
2.60%, 1/15/2026
(b)
500,000 494,567
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D,
1.32%, 3/15/2027
(b)
550,000 515,832
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D,
1.92%, 9/15/2027
(b)
1,500,000 1,367,774
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(b)
823,360 715,983
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040
(b)
718,722 653,673
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%,
8/15/2025
(b)
660,397 652,109
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%,
11/17/2025
(b)
1,091,930 1,079,893
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%,
10/15/2027
(b)
1,500,000 1,392,686
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class
D, 1.91%, 9/16/2027 500,000 477,628
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/2028
(b)
1,000,000 887,563
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052
(b)
32,364 29,262
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053
(b)
73,403 65,661
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056
(b)
215,327 180,928
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048
(b)
416,525 328,191
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047
(b)
34,998 32,275
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(b)
654,578 642,943
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031
(b)
1,000,000 961,543
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026 1,000,000 952,037
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054
(b)
447,224 374,052
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(b)
451,124 392,393
KnowledgeWorks Foundation, Series 2010-1, Class A, 5.91%, 2/25/2042
(3MO LIBOR + 95.0bps)
(a)
248,431 246,689
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048
(b)
743,465 563,086
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045
(b)
165,986 159,870
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(b)
2,916,681 2,782,377
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052
(b)
153,936 116,007
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(a),(b)
37,447 36,207
Nelnet Student Loan Trust, Series 2012-2A, Class A, 5.82%, 12/26/2033
(1MO LIBOR + 80.0bps)
(a),(b)
284,700 280,449
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 5.64%, 4/20/2062
(3MO LIBOR + 69.0bps)
(a),(b)
344,054 334,997

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/2062
(a),(b)
$ 600,672 $ 549,422
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 6.07%,
2/14/2031 (3MO LIBOR + 120.0bps)
(a),(b)
1,000,000 973,973
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%,
10/15/2024
(b)
465,443 464,955
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%,
10/15/2024
(b)
1,180,000 1,177,198
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%,
1/15/2026
(b)
1,000,000 978,957
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%,
2/17/2026
(b)
750,000 726,166
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025
(b)
2,000,000 1,970,492
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%,
12/15/2025 28,537 28,385
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%,
9/15/2026 46,051 45,230
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%,
11/16/2026 100,000 97,230
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%,
1/15/2027 250,000 241,157
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%,
1/26/2032
(b)
1,000,000 936,203
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026
(b)
229,693 227,636
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030
(b)
200,000 187,795
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 5.20%,
3/15/2024 (3MO LIBOR + 33.0bps)
(a)
46,834 46,733
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 5.18%,
12/15/2038 (3MO LIBOR + 31.0bps)
(a)
249,387 238,320
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 5.16%,
6/15/2039 (3MO LIBOR + 29.0bps)
(a)
109,547 102,435
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%,
2/17/2032
(b)
17,076 16,451
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(b)
55,097 52,895
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057
(b)
938,928 734,737
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052
(b)
1,823,264 1,552,737
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(b)
956,120 856,969
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%,
8/21/2045
(b)
1,762,569 1,629,318
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%,
3/15/2027
(b)
1,000,000 977,311
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046
(b)
824,375 703,154
Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.65%, 11/20/2061
(1MO LIBOR + 70.0bps)
(a),(b)
603,080 590,056

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%,
5/25/2033
(b)
$ 1,000,000 $ 933,529
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%,
1/25/2027
(b)
1,500,000 1,495,363
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029
(b)
1,000,000 900,174
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(b)
685,000 634,697
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050
(b)
1,142,654 1,057,659
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(b)
931,080 812,533
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(b)
1,000,000 970,079
United Auto Credit Securitization Trust, Series 2022-1, Class D, 2.85%,
6/10/2027
(b)
1,000,000 949,030
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 5/20/2027 500,000 475,786
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051
(b)
1,144,285 880,844
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%,
2/17/2026
(b)
1,000,000 954,418
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%,
3/15/2027
(b)
1,000,000 949,755
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027 2,000,000 1,811,605
Total Asset Backed Securities
(Cost $107,114,354) 100,619,200
U.S. GOVERNMENT & AGENCIES — 11.50%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033 909,987 897,427
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 961,023 924,279
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 232,744 218,912
Fannie Mae, Pool #MA4095, 2.00%, 8/1/2035 1,009,737 912,070
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037 878,222 862,242
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 946,186 950,054
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 784,412 699,362
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 843,161 717,517
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048 1,009,003 985,123
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050 781,012 676,887
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 852,112 738,877
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 707,101 614,403
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 775,786 630,508
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050 1,642,428 1,368,309
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051 805,075 654,311
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 738,375 664,358
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 854,015 738,878
Fannie Mae, Pool #BT9111, 1.85%, 9/1/2051 948,306 862,027
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,860,390 1,778,529
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052 960,399 937,497
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 967,759 924,446
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 982,010 975,299

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053 $ 1,966,048 $ 1,980,915
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038 2,000,000 1,986,575
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 890,310 766,366
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 1,029,479 894,489
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051 789,114 641,153
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051 1,718,512 1,315,049
Freddie Mac, Pool #8C0119, 1.51%, 9/1/2051 903,055 808,055
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 941,802 919,565
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 984,928 941,110
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052 928,117 922,317
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053 986,361 995,314
Freddie Mac, Pool #SD8306, 4.50%, 3/1/2053 992,269 968,562
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 992,751 1,001,808
United States Treasury Note, 0.75%, 3/31/2026 5,000,000 4,596,680
Total U.S. Government & Agencies
(Cost $40,146,837) 37,469,273
COLLATERALIZED LOAN OBLIGATIONS — 6.63%
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 6.06%, 5/15/2030
(3MO LIBOR + 120.0bps)
(a),(b)
1,000,000 969,855
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 6.62%, 7/15/2029
(3MO LIBOR + 145.0bps)
(a),(b)
1,000,000 985,854
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 6.57%,
1/15/2035 (3MO LIBOR + 140.0bps)
(a),(b)
1,000,000 969,835
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR,
6.41%, 1/15/2031 (3MO LIBOR + 115.0bps)
(a),(b)
825,000 803,631
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R,
6.25%, 4/20/2031 (3MO LIBOR + 100.0bps)
(a),(b)
1,000,000 991,911
Carlyle Global Market Strategies CLO Ltd., Series 2019-1A, Class A1AR,
6.33%, 4/20/2031 (3MO LIBOR + 108.0bps)
(a),(b)
250,000 247,013
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 6.40%, 1/25/2035 (3MO
LIBOR + 114.0bps)
(a),(b)
1,000,000 977,736
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 6.38%, 1/20/2031
(3MO LIBOR + 113.0bps)
(a),(b)
625,000 604,855
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 6.26%,
10/25/2034 (3MO LIBOR + 100.0bps)
(a),(b)
1,000,000 1,000,501
Columbia Cent CLO Ltd., Series 2021-31A, Class X, 6.25%, 4/20/2034
(3MO LIBOR + 100.0bps)
(a),(b)
1,200,000 1,200,252
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ,
6.55%, 4/20/2030 (3MO LIBOR + 130.0bps)
(a),(b)
1,000,000 977,839
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR,
6.85%, 4/20/2035 (TSFR3M + 180.0bps)
(a),(b)
1,000,000 974,231
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1,
6.67%, 5/22/2039 (3MO LIBOR + 176.0bps)
(a),(b)
1,785,436 1,714,018
HPS Loan Management Ltd., Series 2010A-16, Class X, 6.15%, 4/20/2034
(3MO LIBOR + 90.0bps)
(a),(b)
619,048 619,150

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Principal
Amount Fair Value
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.45%, 10/20/2034 (3MO
LIBOR + 120.0bps)
(a),(b)
$ 1,000,000 $ 966,141
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 6.57%,
10/15/2032 (3MO LIBOR + 140.0bps)
(a),(b)
1,000,000 988,171
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 6.55%,
4/15/2035 (TSFR3M + 165.0bps)
(a),(b)
1,000,000 975,888
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 6.45%, 10/20/2034 (3MO
LIBOR + 120.0bps)
(a),(b)
1,000,000 983,196
Rockford Tower CLO Ltd., Series 2019-2A, Class AR, 6.02%, 8/20/2032
(3MO LIBOR + 110.0bps)
(a),(b)
1,000,000 983,178
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 6.72%,
4/15/2030 (3MO LIBOR + 155.0bps)
(a),(b)
2,000,000 1,971,600
Symphony CLO Ltd., Series 2016-17A, Class BR, 6.37%, 4/15/2028 (3MO
LIBOR + 120.0bps)
(a),(b)
1,000,000 989,564
Voya CLO Ltd., Series 2016-3A, Class XR, 5.96%, 10/18/2031 (3MO
LIBOR + 70.0bps)
(a),(b)
45,000 45,000
Voya CLO Ltd., Series 2020-3A, Class AR, 6.40%, 10/20/2034 (3MO
LIBOR + 115.0bps)
(a),(b)
675,000 665,400
Total Collateralized Loan Obligations
(Cost $21,970,791) 21,604,819
Total Investments — 99.41%
(Cost $343,051,561) 323,865,110
Other Assets in Excess of Liabilities  —  0.59% 1,926,804
Net Assets — 100.00% $ 325,791,914
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as April 30, 2023 was $167,920,215, representing 51.55% of net assets.
MTN - Medium Term Note

Yorktown Master Allocation Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
Shares Fair Value
INVESTMENT COMPANIES — 97.98%
(a)
Growth Funds— 48.71%
Yorktown Growth Fund, Institutional Class 400,063 $ 6,376,999
Small Cap Funds— 44.22%
Yorktown Small Cap Fund, Institutional Class 434,619 5,789,126
Capital Appreciation Funds— 5.05%
Yorktown Capital Appreciation Fund, Institutional Class 29,415 660,957
Total Investment Companies
(Cost $9,551,003) 12,827,082
Total Investments — 97.98%
(Cost $9,551,003) 12,827,082
Other Assets in Excess of Liabilities  —  2.02% 264,774
Net Assets — 100.00% $ 13,091,856
(a) Affiliated issuer.

Yorktown Small Cap Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 79.20%
Consumer Discretionary — 9.78%
Arcos Dorados Holdings, Inc., Class A 85,000 $ 674,900
BorgWarner, Inc. 18,200 875,966
Buckle, Inc. (The) 8,200 274,946
Dick's Sporting Goods, Inc. 6,200 899,062
Winnebago Industries, Inc. 8,200 476,748
3,201,622
Consumer Staples — 3.01%
BJ's Wholesale Club Holdings, Inc.
(a)
12,900 985,173
Energy — 7.28%
Canadian Solar, Inc.
(a)
13,400 501,428
Matador Resources Co. 5,500 269,665
Range Resources Corp. 19,800 523,710
TravelCenters of America, Inc.
(a)
9,300 801,009
VAALCO Energy, Inc. 67,100 287,188
2,383,000
Financials — 12.10%
American Equity Investment Life Holding Co. 15,900 612,786
Bank OZK 8,700 310,764
LPL Financial Holdings, Inc. 7,300 1,524,532
StoneX Group, Inc.
(a)
4,400 431,508
United Community Banks, Inc. 23,200 577,680
Wintrust Financial Corp. 7,400 505,938
3,963,208
Health Care — 7.21%
Catalyst Pharmaceuticals, Inc.
(a)
50,000 796,000
DocGo, Inc.
(a)
50,100 425,850
Repligen Corp.
(a)
5,600 849,128
Sinovac Biotech Ltd.
(a)(b)
74,893 290,585
2,361,563
Industrials — 15.69%
Alaska Air Group, Inc.
(a)
11,600 504,136
FTI Consulting, Inc.
(a)
3,300 595,650
Knight-Swift Transportation Holdings, Inc. 7,600 428,032
Mueller Industries, Inc. 18,866 1,355,522
Novanta, Inc.
(a)
8,300 1,268,572
NV5 Global, Inc.
(a)
10,400 985,192
5,137,104
Materials — 4.78%
Alpha Metallurgical Resources, Inc. 4,000 586,240
Cleveland-Cliffs, Inc.
(a)
63,600 978,168
1,564,408
Real Estate — 2.31%
Matson, Inc. 11,100 755,133
Technology — 17.04%
Amkor Technology, Inc. 21,000 469,770

Yorktown Small Cap Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
Shares Fair Value
Jabil, Inc. 9,000 $ 703,350
Kulicke & Soffa Industries, Inc. 7,300 347,918
Lattice Semiconductor Corp.
(a)
13,200 1,052,040
Perion Network Ltd.
(a)
45,900 1,607,877
Rambus, Inc.
(a)
31,500 1,396,710
5,577,665
Total Common Stocks
(Cost $18,700,442) 25,928,876
INVESTMENT COMPANIES — 9.10%
Exchange-Traded Funds — 9.10%
iShares Russell 2000 ETF 17,000 2,978,400
Total Investment Companies
(Cost $3,014,668) 2,978,400
Total Investments — 88.30%
(Cost $21,715,110) 28,907,276
Other Assets in Excess of Liabilities  —  11.70% 3,828,624
Net Assets — 100.00% $ 32,735,900
(a) Non-income producing security.
(b) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.89% of the Fund's net assets.